Debt (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
7. Debt
As of March 31, 2023, the Company's debt is comprised of two instruments: $24.3 million of publicly traded senior unsecured notes (the “Notes”) which were issued in 2018 and $10.5 million of privately placed subordinated notes (the “Subordinated Notes”). A summary of the Company's outstanding debt is as follows (dollars in thousands):
	March 31, 2023	December 31, 2022
Senior unsecured notes	$24,251	$24,186
Subordinated notes	9,703	9,690
Total	$33,954	$33,876
Senior unsecured notes
The Company issued $25.3 million of public senior unsecured notes (the “Notes”) in 2018. The Notes bear an interest rate of 6.75% per annum, payable quarterly at the end of March, June, September and December and mature on September 30, 2023. The Company may redeem the Notes, in whole or in part, at face value at any time after September 30, 2021.
Management plans to issue new public debt or sell assets to provide sufficient cash flow to pay off the senior unsecured notes that are coming due within the next twelve months. Management believes it is probable that it will be able to issue new public debt and/or sell assets as necessary to repay the senior unsecured notes by September 30, 2023.
The Company did not repurchase any of the Notes for the three months ended March 31, 2023 and 2022.
Subordinated notes
The Company also has outstanding $10.5 million of Subordinated Notes maturing on September 30, 2038. The Subordinated Notes bear an interest rate of 7.5% per annum until September 30, 2023, and 12.5% thereafter, and allow for four quarterly interest payment deferrals. Interest is payable quarterly at the end of March, June, September and December. Beginning September 30, 2021, the Company may redeem the Subordinated Notes, in whole or in part, for a call premium of $1.1 million. The call premium escalates each quarter to ultimately $1.75 million on September 30, 2023, then steps up to $3.05 million on December 31, 2023, and increases quarterly at a 12.5% per annum rate thereafter.
As of March 31, 2023, the carrying value of the Notes and Subordinated Notes are offset by $130,000 and $797,000 of debt issuance costs, respectively. The debt issuance costs are being amortized through interest expense over the life of the loans.
The Subordinated Notes contain various restrictive financial debt covenants that relate to the Company’s minimum tangible net worth, minimum fixed-charge coverage ratios, dividend paying capacity, reinsurance retentions, and risk-based capital ratios. As of March 31, 2023, the Company was in compliance with all of its financial covenants.
Line of credit
The Company maintained a $10.0 million line of credit with a national bank (the “Lender”) during 2022. The line of credit carried an interest rate at LIBOR plus 2.75% per annum, payable monthly. The line of credit agreement matured on December 1, 2022, and was not renewed.

9. Debt
As of December 31, 2022, the Company’s debt is comprised of two instruments: $24.4 million of publicly traded senior unsecured notes which were issued in 2018 and $10.5 million of privately placed Subordinated Notes. A summary of the Company's outstanding debt is as follows (dollars in thousands):
	December 31,
	2022	2021
Senior unsecured notes	$24,186	$23,926
Subordinated notes	9,690	9,638
Total	$33,876	$33,564
Senior unsecured notes
The Company issued $25.3 million of Notes in 2018. The Notes bear an interest rate of 6.75% per annum, payable quarterly at the end of March, June, September and December and mature on September 30, 2023. The Company may redeem the Notes, in whole or in part, at face value at any time after September 30, 2021. The Company did not repurchase any of the Notes during 2022 or 2021.
Management plans to issue new public debt or sell assets to provide sufficient cash flow to pay off the senior unsecured notes that are coming due within the next twelve months. Management believes it is probable that it will be able to issue new public debt and/or sell assets as necessary to repay the senior unsecured notes by September 30, 2023.
Subordinated Notes
The Company also has outstanding $10.5 million of Subordinated Notes maturing on September 30, 2038. The Subordinated Notes bear an interest rate of 7.5% per annum until September 30, 2023, and 12.5% thereafter, and allow for four quarterly interest payment deferrals. Interest is payable quarterly at the end of March, June, September and December. Beginning September 30, 2021, the Company may redeem the Subordinated Notes, in whole or in part, for a call premium of $1.1 million. The call premium escalates each quarter to ultimately $1.75 million on September 30, 2023, then steps up to $3.05 million on December 31, 2023, and increases quarterly at a 12.5% per annum rate thereafter.
As of December 31, 2022, the carrying value of the Notes and Subordinated Notes are offset by $195,000 and $810,000 of debt issuance costs, respectively. The debt issuance costs are amortized through interest expense over the life of the loans.
The Subordinated Notes contain various restrictive financial debt covenants that relate to the Company’s minimum tangible net worth, minimum fixed-charge coverage ratios, dividend paying capacity, reinsurance retentions, and risk-based capital ratios. As of December 31, 2022, the Company was in compliance with all of its financial covenants.
Line of credit
The Company maintained a $10.0 million line of credit with a national bank (the “Lender”) during 2022. The line of credit carried an interest rate at LIBOR plus 2.75% per annum, payable monthly. The line of credit agreement matured on December 1, 2022, and was not renewed.
Paycheck Protection Program loan
On April 24, 2020, the Company received a $2.7 million loan from the line of credit Lender pursuant to the Paycheck Protection Program of the CARES Act administered by the U.S. Small Business Administration (“SBA”). The Company received notice from the SBA that the loan was 100% forgiven, including accrued interest, on July 8, 2021. This resulted in a $2.8 million gain that is included in Other Gains on the Consolidated Statement of Operations in 2021.